Contingent liabilities	12 Months Ended
Dec. 31, 2022
Contingent liabilities

28	Contingent liabilities

The Company entered into an Arrangement Agreement with Bioasis on 13th December 2022 as amended on 18 December 2022. Under the agreement the Company agreed to acquire the entire issued share capital of Bioasis for consideration of, in aggregate, approximately C$7.4 million (c£4.4 million). The agreement was subject to shareholder approval. Under the agreement the Company agreed to reimburse Bioasis US$225,000 expenses relating to the transaction should the Company’s shareholders not approve the transaction. As at 31 December the Company had a contingent liability of $225,000 in relation to this potential claim.

On 23 January 2023 at the General Meeting to approve the Arrangement Agreement none of the special resolutions were passed and, accordingly, the acquisition of Bioasis did not proceed. On 23 January Bioasis terminated the Arrangement Agreement and requested reimbursement of US$225,000 expenses relating to the transaction, to date these expenses have not been paid.

The Group had no contingent liabilities at 31 December 2021 and 31 December 2020.